Tangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Tangible assets (Tables) [Abstract]
Tangible assets in the consolidated balance sheets

The detail, by class of asset, of the tangible assets in the consolidated balance sheets is as follows:

Thousand of reais
Cost	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Others	Total
Balance at December 31, 2015	2,724,859	3,150,747	7,363,491	3,759	13,242,856
Additions	3,024	154,852	715,264	-	873,140
Additions resulting mergers	-	2,021	3,961	-	5,982
Write-off	(29,174)	(15,011)	(141,442)	-	(185,627)
Change in scope of consolidation	-	45	257	-	302
Transfers	12,484	74,361	(82,650)	-	4,195
Balance at December 31, 2016	2,711,193	3,367,015	7,858,881	3,759	13,940,848

Additions	-	382,571	723,835	-	1,106,406
Write-off	(52,102)	(180,036)	(31,053)	-	(263,191)
Transfers	(9,779)	718,666	(721,520)	-	(12,633)
Balance at December 31, 2017	2,649,312	4,288,216	7,830,143	3,759	14,771,430

Additions	2,534	449,489	941,895	381	1,394,299
Write-off	(18,230)	(162,497)	(199,877)	-	(380,604)
Transfers	45,663	32,232	640,758	(3,759)	714,894
Additions by Company Acquisition	-	1,368	463	-	1,831
Change in scope of consolidation	99,759	19,517	17,749	1,302	138,327
Balance at December 31, 2018	2,779,038	4,628,325	9,231,131	1,683	16,640,177

Accumulated depreciation
Balance at December 31, 2015	(531,546)	(2,092,880)	(3,602,731)	-	(6,227,157)
Additions	(82,963)	(387,855)	(683,770)	-	(1,154,588)
Additions resulting mergers	-	(1,594)	(1,234)	-	(2,828)
Write-off	13,999	13,092	121,338	-	148,429
Change in scope of consolidation	-	(26)	(76)	-	(102)
Transfers	6,300	(39,836)	(5,761)	-	(39,297)
Balance at December 31, 2016	(594,210)	(2,509,099)	(4,172,234)	-	(7,275,543)

Additions	(81,910)	(499,542)	(609,515)	-	(1,190,967)
Write-off	37,136	154,471	22,196	-	213,803
Transfers	9,734	(437,527)	427,506	-	(287)
Balance at December 31, 2017	(629,250)	(3,291,697)	(4,332,047)	-	(8,252,994)

Additions	(82,714)	(484,629)	(649,361)	-	(1,216,704)
Write-off	8,816	140,332	109,447	-	258,595
Transfers	(52,094)	(76,292)	(631,965)	-	(760,351)
Additions by Company Acquisition	-	(978)	(196)	-	(1,174)
Change in scope of consolidation	(5,602)	(1,448)	(7,136)	-	(14,186)
Balance at December 31, 2018	(760,844)	(3,714,712)	(5,511,258)	-	(9,986,814)

Losses from non-recovery (impairment)
Balance at December 31, 2015	(9,785)	-	-	-	(9,785)
Impacts on results	(3,246)	-	(5,841)	-	(9,087)
Write-off	23,588	-	-	-	23,588
Balance at December 31, 2016	10,557	-	(5,841)	-	4,716

Impacts on results	9,784	-	1,047	-	10,831
Transfers	-	-	(512)	-	(512)
Balance at December 31, 2017	20,341	-	(5,306)	-	15,035

Impacts on results	(10,607)	-	(49,556)	-	(60,163)
Transfers	(5)	-	4,333	-	4,328
Balance at December 31, 2018	9,729	-	(50,529)	-	(40,800)

Carrying amount
Balance at December 31, 2016	2,127,540	857,916	3,680,806	3,759	6,670,021
Balance at December 31, 2017	2,040,403	996,519	3,492,790	3,759	6,533,471
Balance at December 31, 2018	2,027,923	913,613	3,669,344	1,683	6,612,563